Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Movements of Deferred Income Tax Liabilities
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Equity Method Investments	Other	Total
December 31, 2021	526	865	166	1,557
Acquisitions	-	-	14	14
Benefit to income statement - continuing operations	(15)	(162)	(129)	(306)
Translation and other, net	1	-	6	7
December 31, 2022	512	703	57	1,272
Acquisitions	7	-	61	68
(Benefit) expense to income statement - continuing operations	(6)	(400)	21	(385)
Translation and other, net	(6)	(1)	12	5
December 31, 2023	507	302	151	960

Summary of Movements of Deferred Income Tax Assets

Deferred tax assets	Tax Losses and Other Attributes	Goodwill and Other Identifiable Intangible Assets	Employee Benefits and Compensation	Other	Total
December 31, 2021	267	1,058	175	191	1,691
Acquisitions	4	-	-	-	4
Expense to income statement - continuing operations	(105)	(77)	(8)	(36)	(226)
Benefit to other comprehensive income	-	-	43	-	43
Expense to equity	-	-	(28)	-	(28)
Translation and other, net	10	(2)	3	(2)	9
December 31, 2022	176	979	185	153	1,493
Acquisitions	12	-	-	5	17
Benefit (expense) to income statement - continuing operations	3	-	(6)	6	3
Expense to equity	-	-	(3)	-	(3)
Translation and other, net	(1)	1	1	-	1
December 31, 2023	190	980	177	164	1,511
Net deferred tax asset as of December 31, 2022					221
Net deferred tax asset as of December 31, 2023					551

Summary of Estimated Recovery Period for Deferred Tax Balances
The estimated recovery period for the deferred tax balances, which is based on the classification of the underlying items in the consolidated statement of financial position, is shown below:

	December 31,

	2023	2022
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	957	1,270
Deferred tax liabilities to be recovered within 12 months	3	2
Total deferred tax liabilities	960	1,272

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,428	1,400
Deferred tax assets to be recovered within 12 months	83	93
Total deferred tax assets	1,511	1,493
Net deferred tax asset	551	221

Summary of Tax Losses and Other Tax Attributes
As of December 31, 2023, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	2,094	555	(555)	-
Net operating losses - other jurisdictions	1,711	432	(356)	76
Capital losses	552	140	(109)	31
Investment in subsidiaries	317	77	(77)	-
Other deductible temporary differences	336	89	(89)	-
U.S. state net operating losses (1)	n/m	3	(1)	2
Other attributes and credits (2)	n/a	153	(72)	81
Total	5,010	1,449	(1,259)	190
(1) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(2) As other attributes and credits are calculated on an
after-tax
basis, there is no carry forward loss amount to disclose.